Notes Payable (Tables) (FaceBank Group, Inc. Pre-Merger)	3 Months Ended
Mar. 31, 2020
FaceBank Group, Inc Pre-Merger [Member]
Schedule of Carrying Value of Senior Notes

The carrying value of the Senior Notes as of March 31, 2020 is comprised of the following:

March 31, 2020
Principal value of Senior Note	$10,050
Original issue discount	(2,650)
Discount resulting from allocation of proceeds to warrant liability	(7,400)
Amortization of discount	1,005
Net carrying value of Senior Note	$1,005